Inventory, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Dec. 16, 2025
Inventory, Net [Line Items]
Issue of shares (in Dollars)	$ 15,800,000
Fair value shares	2,000,000
Copper [Member]
Inventory, Net [Line Items]
Price per share (in Dollars per share)	$ 7.9
Asset Sale Agreement [Member]
Inventory, Net [Line Items]
Ordinary shares		2,000,000